Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Mining Activities

The following table presents our Bitcoin mining activities for the six months ended June 30, 2026.

US$ thousands except BTC units	Number of Bitcoins	Amount

Balance as of January 1, 2025	802.77	$26,348
Receipt of BTC from mining services and investment income		-
Cumulative effect upon adoption of ASU 2023-08		49,562
Change in fair value recognized in earnings		(5,577)
Balance as of December 31, 2025	802.77	$70,333
Receipt of BTC from mining services and investment income	-	-
Change in fair value recognized in earnings	-	(23,247)
Balance as of June 30, 2026	802.77	$47,086

The following table presents our Ethereum mining   activities for the six months ended June 30, 2026.

US$ thousands except BTC units	Number of Ethereum	Amount

Balance as of January 1, 2025	2,949.79	$3,525
Receipt of ETH from mining services and investment income		-
Cumulative effect upon adoption of ASU 2023-08		6,387
Change in fair value recognized in earnings		(1,146)
Balance as of December 31, 2025	2,949.79	$8,766
Receipt of ETH from mining services and investment income	-	-
Change in fair value recognized in earnings	-	(4,129)
Balance as of June 30, 2026	2,949.79	$4,637